SELECTED STATEMENTS OF PROFIT OR LOSS DATA (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Disclosure of statement of profit and loss [Table Text Block]
	Year ended December 31,
	2020	2019

Salaries and related expenses	$6,897	$3,867
Depreciation and amortization	$930	$601

Disclosure of geographic allocation of revenues [Table Text Block]
	Year ended December 31,
	2020	2019

Israel	$13,826	$8,420
Germany	2,064	654

Total	$15,890	$9,074

Disclosure of geographic allocation of assets [Table Text Block]
	Year ended December 31,
	2020	2019

Israel	$4,742	$3,263
Germany	3,121	2,339

Total	$7,863	$5,602